Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
March 31, 2023
EMC-NPRT1-0523
1.926210.112
Nonconvertible Bonds - 44.7%
		Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)		3,483,500	3,227,245
8.75% 4/4/24 (b)		12,733,000	12,207,764
TOTAL ARGENTINA			15,435,009
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,290,000	12,465,133
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,715,000	2,772,694
TOTAL AZERBAIJAN			15,237,827
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,980,000	6,099,600
7.625% 11/7/24 (b)		8,825,000	8,957,375
8.375% 11/7/28 (b)		2,065,000	2,178,575
TOTAL BAHRAIN			17,235,550
Bailiwick of Jersey - 0.6%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,747,998	3,227,963
2.625% 3/31/36 (b)		11,375,000	9,327,500
TOTAL BAILIWICK OF JERSEY			12,555,463
Bermuda - 1.1%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	624,000
GeoPark Ltd. 5.5% 1/17/27 (b)		4,700,000	3,877,500
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,050,114
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		5,130,000	4,436,809
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,543,369
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,408,163
TOTAL BERMUDA			22,939,955
Brazil - 0.2%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		4,145,000	3,360,041
British Virgin Islands - 0.8%
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,628,113
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,251,168
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,695,495
2.7% 5/13/30 (b)		2,555,000	2,291,196
TOTAL BRITISH VIRGIN ISLANDS			16,865,972
Canada - 0.6%
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,900,000	2,881,310
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,698,610
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,844,607
TOTAL CANADA			13,424,527
Cayman Islands - 4.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,790,113
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,372,967
2.375% 10/9/30		2,715,000	2,261,133
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		4,335,000	4,031,550
3.875% 7/18/29 (Reg. S)		3,215,000	3,028,731
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,656,265
GACI First Investment 5.25% 10/13/32 (Reg. S)		2,155,000	2,238,506
IHS Holding Ltd. 5.625% 11/29/26 (b)		4,485,000	3,752,824
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,623,216
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,920,241
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		4,245,000	3,987,116
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,323,154
3.05% 10/28/30 (b)		3,860,000	3,089,544
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	7,422,122
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		14,975,000	13,685,653
Sable International Finance Ltd. 5.75% 9/7/27 (b)		5,512,000	5,135,806
SPARC EM SPC 0% 12/5/22 (b)		132,705	132,533
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,487,279
2.39% 6/3/30 (b)		3,405,000	2,884,307
2.88% 4/22/31 (b)		2,220,000	1,914,994
3.975% 4/11/29 (b)		2,040,000	1,927,188
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,091,750	4,442,552
TOTAL CAYMAN ISLANDS			95,107,794
Chile - 0.9%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,088,948
3.15% 1/14/30 (b)		3,200,000	2,861,600
3.7% 1/30/50 (b)		7,485,000	5,591,295
5.125% 2/2/33 (b)		2,890,000	2,903,186
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	1,055,583
5.125% 1/15/28 (b)		7,875,000	4,812,609
TOTAL CHILE			18,313,221
Colombia - 0.9%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,785,960
Ecopetrol SA:
4.625% 11/2/31		3,380,000	2,584,517
8.875% 1/13/33		5,985,000	6,037,369
Oleoducto Central SA 4% 7/14/27 (b)		9,660,000	8,306,393
TOTAL COLOMBIA			18,714,239
Czech Republic - 0.1%
Energo-Pro A/S 8.5% 2/4/27 (b)		2,625,000	2,506,547
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)		7,665,000	6,383,412
Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,655,090
5.875% 4/24/25 (Reg. S)		1,295,000	1,301,718
TOTAL HONG KONG			5,956,808
India - 0.5%
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	4,244,100
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (b)		5,420,000	4,980,641
5.1% 7/16/23 (b)		1,260,000	1,247,400
TOTAL INDIA			10,472,141
Indonesia - 1.2%
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,597,273
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,379,749
5.315% 4/14/32 (b)		4,145,000	3,900,822
6.2% 4/14/52 (b)		2,830,000	2,554,047
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)		6,710,000	6,585,446
PT Pertamina Persero 4.175% 1/21/50 (b)		2,465,000	1,911,509
TOTAL INDONESIA			25,928,846
Ireland - 0.7%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		6,160,000	5,513,200
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)(c)(d)		5,060,000	643,569
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,963,979
Sibur Securities DAC 2.95% 7/8/25 (b)(c)		2,610,000	1,794,375
TOTAL IRELAND			13,915,123
Israel - 1.4%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		10,440,000	10,366,920
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,938,500
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,704,308
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		6,470,000	6,300,163
6.5% 6/30/27 (Reg. S) (b)		910,000	871,325
TOTAL ISRAEL			29,181,216
Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	2,915,250
4.75% 4/24/25 (b)		1,205,000	1,161,921
5.375% 4/24/30 (b)		715,000	635,081
5.75% 4/19/47 (b)		1,965,000	1,527,788
TOTAL KAZAKHSTAN			6,240,040
Korea (South) - 0.2%
POSCO:
5.75% 1/17/28 (b)		3,070,000	3,146,167
5.875% 1/17/33 (b)		1,820,000	1,936,225
TOTAL KOREA (SOUTH)			5,082,392
Luxembourg - 2.6%
Adecoagro SA 6% 9/21/27 (b)		5,690,000	5,256,422
CSN Resources SA 5.875% 4/8/32 (b)		3,945,000	3,217,641
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		14,270,000	12,183,013
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,039,795	2,492,632
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		3,085,000	3,165,981
6.51% 2/23/42 (b)		3,075,000	3,231,248
Guara Norte SARL 5.198% 6/15/34 (b)		5,126,509	4,416,167
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		10,161,523	7,900,584
Millicom International Cellular SA 4.5% 4/27/31 (b)		3,485,000	2,774,931
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		2,315,000	2,158,043
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)(d)		4,020,000	1,889,400
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	5,793,493
TOTAL LUXEMBOURG			54,479,555
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,173,772
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,719,557
3.75% 4/6/27 (b)		6,135,000	5,775,719
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		5,195,000	3,793,324
3.5% 4/21/30 (b)		2,620,000	2,462,617
TOTAL MALAYSIA			20,924,989
Mauritius - 1.1%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,143,639
CA Magnum Holdings 5.375% (b)(e)		6,630,000	5,850,975
HTA Group Ltd. 7% 12/18/25 (b)		6,565,000	6,232,647
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,019,206
6.5% 10/13/26 (b)		3,630,000	3,602,321
TOTAL MAURITIUS			23,848,788
Mexico - 5.1%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		2,400,000	1,810,607
7.45% 11/15/29 (b)		3,445,000	2,738,775
Comision Federal de Electricid:
3.348% 2/9/31 (b)		1,365,000	1,074,767
4.688% 5/15/29 (b)		6,140,000	5,459,995
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	3,848,595
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,151,325
2.875% 5/11/31 (b)		3,575,000	2,813,748
Petroleos Mexicanos:
5.95% 1/28/31		3,135,000	2,385,422
6.5% 6/2/41		2,085,000	1,397,993
6.625% 6/15/35		21,915,000	15,901,524
6.7% 2/16/32		12,107,000	9,598,430
6.75% 9/21/47		8,752,000	5,655,980
6.875% 10/16/25		3,240,000	3,195,045
6.875% 8/4/26		5,035,000	4,757,572
6.95% 1/28/60		5,890,000	3,777,699
7.69% 1/23/50		41,444,000	29,035,666
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)		19,500,000	8,338,399
TOTAL MEXICO			107,941,542
Morocco - 0.7%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,729,375
4.5% 10/22/25 (b)		1,280,000	1,240,800
5.625% 4/25/24 (b)		7,250,000	7,186,381
6.875% 4/25/44 (b)		1,260,000	1,142,111
TOTAL MOROCCO			14,298,667
Multi-National - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,223,753
Netherlands - 3.0%
Bharti Airtel International BV 5.35% 5/20/24 (b)		6,625,000	6,621,953
Braskem Netherlands BV 7.25% 2/13/33 (b)		2,320,000	2,222,560
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	7,749,141
Equate Petrochemical BV:
2.625% 4/28/28 (b)		3,085,000	2,722,127
4.25% 11/3/26 (b)		2,525,000	2,448,934
Metinvest BV 8.5% 4/23/26 (Reg. S)		1,825,000	1,113,250
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,432,536
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)		6,929,000	5,092,815
14% 6/30/26 pay-in-kind (b)(f)		9,565,517	3,826,207
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,850,631
3.061% 7/13/31 (b)		1,925,000	1,507,877
3.68% 1/21/30 (b)		4,225,000	3,578,047
4.027% 8/3/50 (b)		6,840,000	4,449,420
4.193% 1/19/32 (b)		2,090,000	1,763,829
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		3,015,000	2,814,284
7.875% 9/15/29		5,455,000	5,714,113
VimpelCom Holdings BV 7.25% 12/26/23 (b)		5,070,000	4,892,550
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	1,480,960
TOTAL NETHERLANDS			64,281,234
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)		6,387,000	5,068,883
Panama - 0.6%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,376,676
5.125% 8/11/61 (b)		2,205,000	1,698,953
Cable Onda SA 4.5% 1/30/30 (b)		10,120,000	8,288,280
TOTAL PANAMA			12,363,909
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		6,440,000	5,866,840
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	1,405,010
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,650,000	2,272,872
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		3,650,000	3,015,356
TOTAL PERU			6,693,238
Qatar - 1.7%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	11,163,925
2.25% 7/12/31 (b)		12,385,000	10,486,999
3.125% 7/12/41 (b)		9,670,000	7,523,260
3.3% 7/12/51 (b)		10,035,000	7,437,189
TOTAL QATAR			36,611,373
Saudi Arabia - 2.2%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	9,595,578
3.25% 11/24/50 (b)		4,300,000	2,976,675
3.5% 4/16/29 (b)		19,625,000	18,316,258
3.5% 11/24/70 (b)		3,405,000	2,290,501
4.25% 4/16/39 (b)		15,565,000	13,950,131
TOTAL SAUDI ARABIA			47,129,143
Singapore - 0.8%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,934,276
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	6,064,583
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,169,875
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,630,359
TOTAL SINGAPORE			16,799,093
South Africa - 0.9%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		6,080,000	5,739,900
6.75% 8/6/23 (b)		5,310,000	5,247,939
7.125% 2/11/25 (b)		6,475,000	6,330,527
8.45% 8/10/28 (b)		2,445,000	2,371,650
TOTAL SOUTH AFRICA			19,690,016
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	6,566,589
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,742,394
Turkey - 0.3%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,198,930
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,998,602
TOTAL TURKEY			7,197,532
United Arab Emirates - 0.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		4,850,000	4,147,659
4.875% 4/23/30 (b)		2,105,000	2,138,943
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	4,258,534
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		6,010,000	5,409,000
5.5% 4/28/33 (b)		3,110,000	3,300,099
TOTAL UNITED ARAB EMIRATES			19,254,235
United Kingdom - 2.1%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,420,748
5.625% 5/13/32 (b)		2,750,000	2,688,125
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	3,100,050
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,432,168
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,945,150
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	4,505,750
MARB BondCo PLC 3.95% 1/29/31 (b)		4,085,000	3,093,775
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (c)		6,785,000	1,843,824
7.625% 11/8/26 (b)		2,455,000	489,926
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,251,933
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,131,975
10.25% 5/15/26 (b)		11,035,000	8,469,363
TOTAL UNITED KINGDOM			43,372,787
United States of America - 3.1%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	6,996,906
7.25% 6/15/26 (b)		2,900,000	1,910,919
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,695,745
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,590,025
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	15,702,823
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		6,775,000	6,244,518
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	6,350,161
5.875% 3/27/24		7,245,000	7,158,060
Stillwater Mining Co.:
4% 11/16/26 (b)		6,250,000	5,578,125
4.5% 11/16/29 (b)		2,815,000	2,307,948
TOTAL UNITED STATES OF AMERICA			64,535,230
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,351,259
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	876,414
TOTAL UZBEKISTAN			3,227,673
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		5,000,000	200,000
5.5% 4/12/37 (c)		330,000	12,375
6% 5/16/24 (b)(c)		9,685,000	416,455
6% 11/15/26 (b)(c)		12,130,000	485,200
9.75% 5/17/35 (b)(c)		1,315,000	59,175
12.75% 12/31/49 (b)(c)		1,310,000	62,225
TOTAL VENEZUELA			1,235,430
TOTAL NONCONVERTIBLE BONDS (Cost $1,107,097,069)			944,209,016

Government Obligations - 48.2%
		Principal Amount (a)	Value ($)
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	4,914,788
8.75% 4/14/32 (b)		5,130,000	4,328,438
9.375% 5/8/48 (b)		965,000	757,525
9.5% 11/12/25 (b)		9,020,000	8,918,525
TOTAL ANGOLA			18,919,276
Argentina - 2.7%
Argentine Republic:
0.5% 7/9/30 (g)		72,137,307	20,739,476
1% 7/9/29		8,355,564	2,301,958
1.5% 7/9/35 (g)		32,722,842	8,426,132
3.5% 7/9/41 (g)		11,525,000	3,209,713
3.875% 1/9/38 (g)		17,606,530	5,439,317
Buenos Aires Province 5.25% 9/1/37 (b)(g)		7,620,000	2,647,950
Provincia de Cordoba:
6.875% 12/10/25 (b)		12,304,714	10,428,245
6.99% 6/1/27 (b)		5,681,546	4,169,900
TOTAL ARGENTINA			57,362,691
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		3,385,000	2,593,333
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		3,180,000	2,400,900
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,330,000	1,160,425
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		6,205,000	5,736,910
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	3,655,000	2,986,016
Bermuda - 0.7%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	441,123
3.375% 8/20/50 (b)		1,825,000	1,296,663
3.717% 1/25/27 (b)		7,540,000	7,230,389
4.75% 2/15/29 (b)		4,160,000	4,126,980
5% 7/15/32 (b)		1,590,000	1,590,795
TOTAL BERMUDA			14,685,950
Brazil - 1.3%
Brazilian Federative Republic:
3.875% 6/12/30		6,795,000	6,067,935
7.125% 1/20/37		6,420,000	6,988,973
8.25% 1/20/34		12,015,000	13,838,276
TOTAL BRAZIL			26,895,184
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	4,986,758
Chile - 1.2%
Chilean Republic:
2.45% 1/31/31		14,670,000	12,646,457
2.75% 1/31/27		2,835,000	2,667,203
3.1% 1/22/61		7,010,000	4,564,386
3.5% 1/31/34		2,180,000	1,939,928
4% 1/31/52		1,910,000	1,546,264
4.34% 3/7/42		2,815,000	2,478,608
TOTAL CHILE			25,842,846
Colombia - 1.8%
Colombian Republic:
3% 1/30/30		11,350,000	8,887,050
3.125% 4/15/31		6,095,000	4,650,485
3.25% 4/22/32		3,005,000	2,235,720
4.125% 5/15/51		2,555,000	1,578,990
5% 6/15/45		9,880,000	6,917,853
5.2% 5/15/49		7,200,000	5,027,850
6.125% 1/18/41		440,000	360,608
7.375% 9/18/37		1,575,000	1,513,280
7.5% 2/2/34		2,055,000	2,016,983
8% 4/20/33		4,095,000	4,199,423
TOTAL COLOMBIA			37,388,242
Costa Rica - 0.4%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	2,434,689
6.125% 2/19/31 (b)		2,400,000	2,378,700
6.55% 4/3/34 (b)		2,050,000	2,056,406
7% 4/4/44 (b)		585,000	570,668
TOTAL COSTA RICA			7,440,463
Dominican Republic - 2.2%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,345,288
4.875% 9/23/32 (b)		9,085,000	7,704,080
5.875% 1/30/60 (b)		3,120,000	2,367,885
5.95% 1/25/27 (b)		6,410,000	6,297,024
6% 7/19/28 (b)		4,120,000	4,011,335
6% 2/22/33 (b)		4,275,000	3,909,755
6.4% 6/5/49 (b)		1,825,000	1,518,514
6.5% 2/15/48 (b)		2,285,000	1,931,253
6.85% 1/27/45 (b)		3,435,000	3,054,574
6.875% 1/29/26 (b)		7,455,000	7,549,585
7.05% 2/3/31 (b)		2,235,000	2,247,572
7.45% 4/30/44 (b)		3,655,000	3,506,059
TOTAL DOMINICAN REPUBLIC			46,442,924
Ecuador - 0.4%
Ecuador Republic:
2.5% 7/31/35 (b)(g)		7,865,000	2,601,840
5.5% 7/31/30 (b)(g)		14,060,000	6,505,386
TOTAL ECUADOR			9,107,226
Egypt - 1.0%
Arab Republic of Egypt:
7.5% 1/31/27 (b)		9,405,000	7,208,345
7.5% 2/16/61 (b)		3,600,000	1,933,425
7.6003% 3/1/29 (b)		4,275,000	2,970,591
7.903% 2/21/48 (b)		4,875,000	2,685,211
8.5% 1/31/47 (b)		7,395,000	4,283,554
8.7002% 3/1/49 (b)		3,945,000	2,292,538
TOTAL EGYPT			21,373,664
El Salvador - 0.1%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	443,475
7.1246% 1/20/50 (b)		3,320,000	1,494,000
7.625% 2/1/41 (b)		935,000	430,100
TOTAL EL SALVADOR			2,367,575
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,121,200
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,780,197
Ghana - 0.3%
Ghana Republic:
7.75% 4/7/29 (b)(c)		6,220,000	2,131,516
8.627% 6/16/49 (b)(c)		2,150,000	697,809
10.75% 10/14/30 (b)		4,110,000	2,813,552
TOTAL GHANA			5,642,877
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,386,539
5.375% 4/24/32 (b)		3,930,000	3,801,784
6.125% 6/1/50 (b)		2,620,000	2,471,479
TOTAL GUATEMALA			8,659,802
Hungary - 0.5%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,679,867
5.25% 6/16/29 (b)		3,080,000	3,014,550
5.5% 6/16/34 (b)		3,210,000	3,097,650
6.125% 5/22/28 (b)		2,280,000	2,334,150
TOTAL HUNGARY			10,126,217
Indonesia - 3.1%
Indonesian Republic:
3.2% 9/23/61		3,310,000	2,292,539
3.85% 10/15/30		3,790,000	3,607,133
4.1% 4/24/28		5,525,000	5,415,536
4.35% 1/11/48		4,095,000	3,624,525
4.4% 6/6/27 (b)		3,635,000	3,612,681
5.125% 1/15/45 (b)		9,585,000	9,406,336
5.25% 1/17/42 (b)		3,965,000	3,943,440
5.95% 1/8/46 (b)		4,505,000	4,824,010
6.625% 2/17/37 (b)		821,000	942,188
6.75% 1/15/44 (b)		3,710,000	4,317,921
7.75% 1/17/38 (b)		8,865,000	11,116,156
8.5% 10/12/35 (b)		9,215,000	11,955,311
TOTAL INDONESIA			65,057,776
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,720,625	2,534,092
Israel - 0.2%
Israeli State 3.375% 1/15/50		6,775,000	5,175,395
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	4,711,014
6.125% 6/15/33 (b)		3,865,000	3,343,225
6.375% 3/3/28 (b)		5,505,000	5,268,285
TOTAL IVORY COAST			13,322,524
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,995,000	2,317,691
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,294,565
7.375% 10/10/47 (b)		1,240,000	1,044,933
7.75% 1/15/28 (b)		3,350,000	3,393,550
TOTAL JORDAN			10,733,048
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		1,480,000	1,050,800
6.875% 6/24/24 (b)		3,360,000	3,108,000
7% 5/22/27 (b)		4,265,000	3,603,925
TOTAL KENYA			7,762,725
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (c)		7,337,000	456,728
6.375% 12/31/49 (c)		9,133,000	568,529
TOTAL LEBANON			1,025,257
Mexico - 2.8%
United Mexican States:
2.659% 5/24/31		5,750,000	4,812,750
3.25% 4/16/30		7,105,000	6,353,646
3.5% 2/12/34		6,600,000	5,610,000
3.75% 1/11/28		6,690,000	6,442,470
3.75% 4/19/71		9,095,000	6,049,880
4.5% 4/22/29		3,880,000	3,796,580
4.875% 5/19/33		3,625,000	3,474,563
5.75% 10/12/2110		9,700,000	8,665,131
6.05% 1/11/40		7,695,000	7,814,273
6.35% 2/9/35		4,645,000	4,942,280
TOTAL MEXICO			57,961,573
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		4,925,000	5,072,750
Nigeria - 1.1%
Republic of Nigeria:
6.125% 9/28/28 (b)		8,430,000	6,554,325
6.375% 7/12/23 (b)		4,390,000	4,329,638
6.5% 11/28/27 (b)		2,250,000	1,828,125
7.143% 2/23/30 (b)		3,780,000	2,872,800
7.625% 11/21/25 (b)		5,925,000	5,362,125
7.696% 2/23/38 (b)		2,930,000	1,949,915
TOTAL NIGERIA			22,896,928
Oman - 1.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		2,330,000	2,267,818
5.375% 3/8/27 (b)		1,305,000	1,286,893
5.625% 1/17/28 (b)		15,315,000	15,265,226
6% 8/1/29 (b)		5,765,000	5,787,700
6.25% 1/25/31 (b)		3,725,000	3,787,394
6.5% 3/8/47 (b)		1,235,000	1,139,288
6.75% 1/17/48 (b)		9,840,000	9,311,100
TOTAL OMAN			38,845,419
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	2,772,847
6.875% 12/5/27 (b)		1,375,000	481,401
TOTAL PAKISTAN			3,254,248
Panama - 1.0%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,479,198
3.298% 1/19/33		4,785,000	3,990,391
3.87% 7/23/60		6,405,000	4,182,465
4.5% 5/15/47		2,710,000	2,119,389
4.5% 4/16/50		8,410,000	6,385,293
6.853% 3/28/54		1,865,000	1,912,791
TOTAL PANAMA			22,069,527
Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,996,232
4.95% 4/28/31 (b)		5,505,000	5,304,756
5.4% 3/30/50 (b)		2,220,000	1,902,679
TOTAL PARAGUAY			9,203,667
Peru - 0.6%
Peruvian Republic:
2.783% 1/23/31		6,840,000	5,834,520
3% 1/15/34		4,725,000	3,842,902
3.3% 3/11/41		4,220,000	3,155,241
TOTAL PERU			12,832,663
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		3,525,000	2,415,013
2.95% 5/5/45		1,655,000	1,193,851
5.5% 1/17/48		1,885,000	1,925,264
5.609% 4/13/33		3,205,000	3,413,678
5.95% 10/13/47		5,120,000	5,510,963
TOTAL PHILIPPINES			14,458,769
Poland - 0.3%
Polish Government:
5.5% 4/4/53		2,090,000	2,108,288
5.75% 11/16/32		4,375,000	4,670,531
TOTAL POLAND			6,778,819
Qatar - 3.0%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	19,576,187
4% 3/14/29 (b)		5,630,000	5,583,553
4.4% 4/16/50 (b)		13,395,000	12,356,888
4.625% 6/2/46 (b)		6,030,000	5,799,353
4.817% 3/14/49 (b)		9,275,000	9,077,906
5.103% 4/23/48 (b)		6,810,000	6,912,150
9.75% 6/15/30 (b)		3,415,000	4,557,531
TOTAL QATAR			63,863,568
Romania - 0.9%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,591,063
3% 2/14/31 (b)		6,709,000	5,509,766
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,190,781
3.625% 3/27/32 (b)		5,066,000	4,261,773
6.625% 2/17/28 (b)		2,280,000	2,366,321
TOTAL ROMANIA			17,919,704
Russia - 0.0%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(d)		4,000,000	200,000
5.1% 3/28/35(Reg. S) (c)(d)		5,000,000	250,000
TOTAL RUSSIA			450,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	4,530,996
Saudi Arabia - 1.7%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,285,712
3.45% 2/2/61 (b)		11,380,000	8,039,259
3.625% 3/4/28 (b)		3,515,000	3,378,794
3.75% 1/21/55 (b)		5,235,000	4,020,480
4.5% 10/26/46 (b)		6,920,000	6,073,598
4.5% 4/22/60 (b)		2,545,000	2,225,762
4.625% 10/4/47 (b)		3,295,000	2,935,227
5% 1/18/53 (b)		3,780,000	3,510,203
TOTAL SAUDI ARABIA			36,469,035
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		3,495,000	2,778,525
Serbia - 0.3%
Republic of Serbia 2.125% 12/1/30 (b)		7,675,000	5,808,056
South Africa - 0.7%
South African Republic:
4.85% 9/27/27		2,890,000	2,738,275
4.85% 9/30/29		2,510,000	2,246,450
5% 10/12/46		4,045,000	2,791,050
5.65% 9/27/47		1,905,000	1,400,175
5.75% 9/30/49		4,620,000	3,384,150
5.875% 4/20/32		2,895,000	2,623,594
TOTAL SOUTH AFRICA			15,183,694
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		2,685,000	941,093
6.825% 7/18/26 (b)(c)		1,595,000	578,332
7.55% 3/28/30 (b)(c)		2,630,000	920,171
7.85% 3/14/29 (b)(c)		5,665,000	1,976,292
TOTAL SRI LANKA			4,415,888
Turkey - 3.8%
Turkish Republic:
4.25% 4/14/26		8,635,000	7,782,294
4.75% 1/26/26		10,970,000	10,078,688
4.875% 10/9/26		4,595,000	4,146,988
4.875% 4/16/43		8,935,000	5,908,269
5.125% 2/17/28		5,960,000	5,215,000
5.25% 3/13/30		2,170,000	1,790,250
5.75% 5/11/47		8,305,000	5,865,406
6% 3/25/27		1,900,000	1,752,750
6% 1/14/41		4,650,000	3,487,500
6.125% 10/24/28		3,895,000	3,500,631
6.625% 2/17/45		7,010,000	5,564,188
9.375% 3/14/29		4,950,000	5,042,813
9.375% 1/19/33		8,440,000	8,587,700
9.875% 1/15/28		10,335,000	10,754,808
TOTAL TURKEY			79,477,285
Ukraine - 0.5%
Ukraine Government:
0% 8/1/41 (b)(f)		4,080,000	1,070,490
6.876% 5/21/31 (b)		1,910,000	327,565
7.253% 3/15/35 (b)		6,695,000	1,143,590
7.375% 9/25/34 (b)		3,310,000	566,010
7.75% 9/1/24 (b)		9,062,000	1,978,348
7.75% 9/1/25 (b)		12,525,000	2,491,692
7.75% 9/1/26 (b)		15,415,000	2,782,408
7.75% 9/1/28 (b)		2,195,000	399,627
7.75% 9/1/29 (b)		1,360,000	246,755
TOTAL UKRAINE			11,006,485
United Arab Emirates - 2.2%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	5,602,500
3% 9/15/51 (b)		4,875,000	3,534,375
3.125% 9/30/49 (b)		22,460,000	16,816,925
3.875% 4/16/50 (b)		7,190,000	6,129,475
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		7,730,000	5,562,218
5.25% 1/30/43 (Reg. S)		3,380,000	3,104,953
United Arab Emirates 4.05% 7/7/32 (b)		4,660,000	4,646,311
TOTAL UNITED ARAB EMIRATES			45,396,757
United States of America - 3.2%
U.S. Treasury Bonds:
2.875% 5/15/52		45,024,000	38,516,599
3.25% 5/15/42		13,692,000	12,631,405
U.S. Treasury Notes:
2.875% 5/15/32		11,298,000	10,751,636
4% 2/28/30		5,019,000	5,151,533
TOTAL UNITED STATES OF AMERICA			67,051,173
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	7,753,190
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,451,336
3.9% 10/19/31 (b)		4,325,000	3,429,725
4.75% 2/20/24 (b)		2,495,000	2,437,771
TOTAL UZBEKISTAN			8,318,832
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (c)		32,390,000	3,319,975
11.95% 8/5/31 (Reg. S) (c)		14,080,000	1,443,200
12.75% 12/31/49 (c)		2,705,000	277,263
TOTAL VENEZUELA			5,040,438
Vietnam - 0.9%
Vietnamese Socialist Republic 5.5% 3/12/28		18,829,850	18,021,343
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)(c)		3,570,000	1,579,725
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,223,892,066)			1,016,388,241

Common Stocks - 0.0%
	Shares	Value ($)
United Kingdom - 0.0%
Nostrum Oil & Gas LP (h) (Cost $1,190,636)	3,946,588	422,343

Preferred Securities - 3.8%
	Principal Amount (a)	Value ($)
British Virgin Islands - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(f)	6,970,000	5,881,704
Cayman Islands - 1.3%
Banco Do Brasil SA 6.25% (b)(e)(f)	6,305,000	5,743,855
Banco Mercantil del Norte SA:
6.75% (b)(e)(f)	3,940,000	3,735,120
7.625% (b)(e)(f)	6,255,000	5,535,675
Cosan Overseas Ltd. 8.25% (e)	5,826,000	5,796,870
DP World Salaam 6% (Reg. S) (e)(f)	6,250,000	6,214,844
TOTAL CAYMAN ISLANDS		27,026,364
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(f)	1,300,000	1,265,306
Ireland - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(f)	982,000	27,619
Tinkoff Credit Systems 6% (b)(c)(d)(e)(f)	2,960,000	1,184,000
TOTAL IRELAND		1,211,619
Mauritius - 0.4%
Network i2i Ltd.:
3.975% (b)(e)(f)	2,640,000	2,306,370
5.65% (b)(e)(f)	6,338,000	5,990,598
TOTAL MAURITIUS		8,296,968
Mexico - 0.8%
CEMEX S.A.B. de CV:
5.125% (b)(e)(f)	9,220,000	8,216,864
9.125% (b)(e)(f)	2,735,000	2,732,402
Grupo Bimbo S.A.B. de CV 5.95% (b)(e)(f)	5,070,000	5,044,016
TOTAL MEXICO		15,993,282
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(f)	6,975,000	6,782,316
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(f)	5,155,000	4,646,910
NBK Tier 1 Ltd. 3.625% (b)(e)(f)	2,595,000	2,202,993
TOTAL UNITED ARAB EMIRATES		13,632,219
United Kingdom - 0.1%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (c)(e)(f)	5,160,000	3,173,400
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(f)	2,725,000	2,336,006
5.35% 11/12/29 (b)(f)	2,030,000	1,902,871
TOTAL UNITED STATES OF AMERICA		4,238,877
TOTAL PREFERRED SECURITIES (Cost $91,261,772)		80,719,739

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i) (Cost $43,911,217)	43,902,929	43,911,709

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,467,352,760)	2,085,651,048
NET OTHER ASSETS (LIABILITIES) - 1.2%	24,523,652
NET ASSETS - 100.0%	2,110,174,700

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,372,480,161 or 65.0% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	48,702,360	257,428,604	262,219,255	442,073	-	-	43,911,709	0.1%
Total	48,702,360	257,428,604	262,219,255	442,073	-	-	43,911,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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